Unaudited Interim Condensed Consolidated Statements of Profit or Loss - USD ($)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue		$ 18,405,025	$ 18,728,786
Cost of revenue		(16,346,463)	(15,441,180)
Gross margin		2,058,562	3,287,606
Provision for withholding taxes receivable		(98,226)
Administrative expenses		(3,271,608)	(4,094,532)
Loss from operations		(1,311,272)	(806,926)
Other income, net		237,178	32,452
Foreign exchange loss, net		(40,137)	(310,207)
Finance costs		(440,952)	(435,713)
Loss before provision for income taxes		(1,555,183)	(1,520,394)
Provision for income taxes			(58,368)
Net loss for the period		(1,555,183)	(1,578,762)
Less: net loss (profit) attributable to non-controlling interests		(91)	5,420
Net loss attributable to equity holders of the Company		$ (1,555,274)	$ (1,573,342)
Loss per share
Basic and diluted (loss) profit for the period attributable to ordinary equity holders of the Company (in Dollars per share)	[1]	$ (0.09)	$ (0.09)
Weighted average number of shares used in computation:
Basic and diluted (in Shares)	[1]	17,486,264	17,090,926

[1]	Giving retroactive effect to the reverse split on August 20, 2021.